Loans from a Related Party, a Cost Investment Investee (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Cost-method Investments [Line Items]
Total loans from a cost investment investee	$ 15,367,146	$ 14,399,324
Xinjiang Microcredit Refinancing Co. Ltd. One [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0
Loans from a cost investment investee term	From August 23, 2016 to August 22, 2017.
Total loans from a cost investment investee	$ 3,841,787	3,599,831
Xinjiang Microcredit Refinancing Co. Ltd. Two [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0
Loans from a cost investment investee term	From August 30, 2016 to November 29, 2017.
Total loans from a cost investment investee	$ 2,305,072	2,159,899
Xinjiang Microcredit Refinancing Co. Ltd. Three [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0
Loans from a cost investment investee term	From September 1, 2016 to November 30, 2017.
Total loans from a cost investment investee	$ 1,536,715	1,439,932
Xinjiang Microcredit Refinancing Co. Ltd. Four [Member]
Schedule of Cost-method Investments [Line Items]
Loans from a cost investment investee interest rate	Fixed annual rate of 12.0
Loans from a cost investment investee term	From September 19, 2016 to March 18, 2018.
Total loans from a cost investment investee	$ 7,683,572	$ 7,199,662